Accounts and Notes Receivable, Net (Details) - USD ($)	Dec. 31, 2018	Jun. 30, 2018
Receivables [Abstract]
Accounts receivable	$ 60,515,665	$ 62,610,943
Notes receivable	78,056	3,292
Less: Allowance for doubtful accounts	(18,456,736)	(19,291,772)
Total accounts and notes receivable, net	$ 42,136,985	$ 43,322,463